RESERVES	9 Months Ended
Mar. 31, 2020
RESERVES [Abstract]
RESERVES
8.	RESERVES

	March 31, 2020 US$	June 30, 2019 US$
Reserves
Share based payments reserve (note 8(a))	1,602,807	2,287,301
Foreign currency translation reserve	(1,511,579)	(297,166)
	91,228	1,990,135

(a)	Movements in share based payments reserve

Date	Details	Number of Incentive Options	Number of Performance Rights	Number of Unissued Shares	US$
Jul 1, 2019	Opening balance	84,650,000	50,000	-	2,287,301
Various	Grants of incentive options, performance rights and shares[1]	25,950,000	7,500,000	2,000,000	-
Dec 20, 2019	Exercise of incentive options	(31,500,000)	-	-	(706,570)
Dec 31, 2019	Expiration of incentive options	(16,500,000)	-	-	(241,443)
Mar 31, 2020	Share based payment expense	-	-	-	263,519
Mar 31, 2020	Closing Balance	62,600,000	7,550,000	2,000,000	1,602,807

Jul 1, 2018	Opening balance	79,700,000	1,500,000	-	1,897,391
Various	Grants of incentive options	4,950,000	-	-	-
Jul 31, 2018	Conversion of performance rights	-	(200,000)	-	(27,828)
Dec 31, 2018	Expiry of performance rights	-	(1,100,000)	-	-
Feb 1, 2019	Conversion of performance rights	-	(150,000)	-	(20,637)
Jun 30, 2019	Share based payment expense	-	-	-	438,375
Jun 30, 2019	Closing Balance	84,650,000	50,000	-	2,287,301

Notes:
[1]
During the period, the Group granted the following incentive securities to key management personnel and other employees and consultants of the Company: (a) 2,000,000 fully paid ordinary shares; (b) 23,750,000 unlisted incentive options exercisable at A$0.16 each, expiring December 31, 2022; (c) 1,000,000 unlisted incentive options exercisable at A$0.15 each, expiring June 30, 2020; (d) 1,200,000 unlisted incentive options exercisable at A$0.20 each, expiring June 30, 2020; (e) 2,500,000 unlisted performance rights subject to the ‘Chemical Plant PFS Milestone’, expiring December 31, 2020; (f) 2,500,000 unlisted performance rights subject to the ‘Integrated Feasibility Study Milestone’, expiring December 31, 2021; and (g) 2,500,000 unlisted performance rights subject to the ‘Construction Milestone’, expiring December 31, 2022.